John Hancock Funds II Supplement dated October 7, 2011 to the Prospectus dated April 30, 2011, as supplemented July 29, 2011
Lifestyle Aggressive Portfolio | Prospectus Class A, B and C Shares
LIFESTYLE AGGRESSIVE PORTFOLIO CLASS A, B AND C SHARES

The following information supplements and supersedes any information to the contrary relating to the Class A, B and C shares of John Hancock Lifestyle Aggressive Portfolio (the “Fund”) contained in the Fund’s Class A, B and C shares prospectus dated and supplemented as noted above (the “Prospectus”).

Effective immediately, the Annual operating expenses table under the Fund summary section on page 2 of the Prospectus for the Fund is amended and restated as follows:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Lifestyle Aggressive Portfolio Prospectus Class A, B and C Shares		Class A	Class B		Class C
Management fee		0.05%	0.05%		0.05%
Distribution and service (12b-1) fees		0.30%	1.00%		1.00%
Other expenses	[1]	0.24%	0.31%	[2]	0.24%
Recoupment		none	0.04%	[2]	none
Acquired fund fees and expenses	[3]	0.88%	0.88%		0.88%
Total fund operating expenses		1.47%	2.24%		2.17%
[1]	"Other expenses" reflects a change in the contractual transfer agency and service agreement effective July 1, 2010.
[2]	The adviser had contractually agreed to waive and/or reimburse all or a portion of certain class specific expenses including distribution and service (12b-1) fees, transfer agent fees, service fees, blue sky fees, and printing and postage fees to the extent necessary to maintain the fund's total class specific expenses at 1.29% for Class B shares. The adviser may recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements and made subsequent to January 1, 2009, for a period of three years following the beginning of the month in which such reimbursement or waivers occurred, so long as the reimbursement does not cause certain class specific expenses to exceed the 1.29% expense limitation cap. "Other expenses" for Class B includes 0.04% of recoupment.
[3]	"Acquired fund fees and expenses" are based on the indirect net expenses associated with the fund's investments in underlying investment companies. The "Total annual fund operating expenses" shown may not correlate to the fund's ratio of expenses to average net assets shown in the "Financial highlights" section of this prospectus, which do not include "Acquired fund fees and expenses."